Federal Home Loan Bank Advances and Other Short-Term Borrowings - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Federal Home Loan Bank advances outstanding	$ 343,100,000	$ 275,000,000
Weighted average interest rate	4.422%	0.545%
Average balance outstanding during period	$ 269,500,000	$ 227,000,000
Available amount of line of credit with Federal Home Loan Bank	875,300,000
Securities and loans pledged	698,100,000	637,200,000
Unsecured federal fund lines of credit, liquidity available	90,000,000
Borrowings of federal fund lines of credit outstanding	$ 0	$ 0
Minimum
Short-Term Debt [Line Items]
Interest rate on debt	4.13%	0.18%
Maximum
Short-Term Debt [Line Items]
Interest rate on debt	4.57%	0.7725%